Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Summary of Effective Tax Rate and the Statutory Federal Rate

The table below summarizes the differences between the Company’s effective tax rate of 25% and the statutory federal rate as follows for the years ended December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018
Tax expense (benefit) computed at “expected” statutory rate	$(301,668)	$(222,448)
State income taxes, net of benefit	(62,488)	(46,078)
Permanent differences:
Stock based compensation and consulting	56,901	(52,316)
Loss (gain) from change in fair value of derivative liability		-
Other	45,466	(3,648)
Valuation allowance		219,858
Net income tax expense/(benefit)	$(261,789)	$-

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities are provided for significant income and expense items recognized in different years for tax and financial reporting purposes. Temporary differences, which give rise to a net deferred tax asset is as follows:

	December 31, 2019		December 31, 2018
Deferred tax assets:
Net operating loss carryforward		$962,909	$947,937

Total deferred tax assets		$962,909	$947,937

Deferred tax liabilities:
Book basis of property and equipment in excess of tax basis	$		$-
Total deferred tax liabilities	$		$-

Net deferred tax asset before valuation allowance		$962,909	$947,937
Less: valuation allowance		(962,909)	(947,937)
Net deferred tax asset		$-	$-